UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02752
                                   811-21299

Name of Fund: CMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 03/31/06

Item 1 - Report to Stockholders

Annual Report
March 31, 2006

CMA Money Fund

CMA Money Fund

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. If approved by the Fund's/Trust's Board of Trustees and Fund/Trust shareholders, the combined company that results from the transaction is expected to become the investment adviser of the Fund/Trust.

Important Tax Information

Of the ordinary income distributions paid by CMA Money Fund during the year ended March 31, 2006, 10.71% was attributable to federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is provided with respect to the ordinary income distributions paid by CMA Money Fund for the fiscal year ended March 31, 2006:

--------------------------------------------------------------------------------
                Interest-Related Dividends for Non-U.S. Residents
--------------------------------------------------------------------------------
Month Paid:             April 2005 - December 2005 ...............       93.33%*
                        January 2006 - March 2006 ................       87.73%*
--------------------------------------------------------------------------------
            Qualified Short-Term Capital Gains for Non-U.S. Residents
--------------------------------------------------------------------------------
Month Paid:             April 2005 - December 2005 ...............        0.02%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


2       CMA MONEY FUND                                  MARCH 31, 2006

A Letter From the President

Dear Shareholder

You may be aware that changes are on the horizon at Merrill Lynch Investment Managers ("MLIM"). On February 15, 2006, Merrill Lynch announced plans to combine the firm's investment advisory business, including MLIM, with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock").

We believe this merger of asset management strength will benefit our investors. MLIM is a leading investment management organization with over $576 billion in assets under management globally and 2,757 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock is one of the largest publicly traded investment management firms in the United States with $463.1 billion in assets under management and 1,839 employees. It manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products.

At the completion of the transaction, which is expected in the third quarter of this year, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.* The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs -- they are focused on delivering excellence on behalf of clients, and both make investment performance their single most important mission. In short, the merger only reinforces our commitment to shareholders.

Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. As a shareholder in one or more MLIM-advised mutual funds, you will receive a proxy package in the coming weeks in connection with this transaction. After you receive this information, should you have any questions or concerns, do not hesitate to contact your financial advisor.

As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers

*     $1.039 trillion in assets under management as of March 31, 2006.

      Data, including assets under management, are as of March 31, 2006.


        CMA MONEY FUND                                  MARCH 31, 2006         3

A Discussion With Your Fund's Portfolio Manager

      We maintained the Fund's average maturity in the 55-day to 65-day range throughout the year, although our portfolio composition varied as we found different sectors and asset classes to be attractive.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2006, CMA Money Fund paid shareholders a net annualized dividend of 3.13%. For the six-month period ended March 31, 2006, the Fund paid shareholders a net annualized dividend of 3.71%. The Fund's seven-day yield as of March 31, 2006, was 4.04%.

The average portfolio maturity of CMA Money Fund at March 31, 2006 was 60 days -- also the average portfolio maturity at September 30, 2005 and March 31, 2005.

Economic growth for the first three quarters of 2005 remained firmly above 3% before slipping to 1.7% in the final quarter of the year. The combination of higher oil prices and Hurricanes Katrina and Rita temporarily hindered an otherwise resilient consumer. However, the economy seemed poised to rebound sharply in the first quarter of 2006, with most economists anticipating growth in the 5% range. The Federal Reserve Board (the Fed) continued to raise the federal funds target rate in 25 basis point (.25%) increments over the past year, with the most recent hike on March 28 bringing the target rate to 4.75%.

The Treasury yield curve behaved accordingly during the period. In anticipation of higher interest rates early in 2005, the curve was positively sloped, with the yield on the two-year note at 3.80% and the 10-year note at 4.50% on March 31, 2005. As the Fed continually removed accommodative policy, yields on shorter maturities rose to a greater degree than those on longer maturities and the yield curve flattened. As of March 31, 2006, the spread between two- and 10-year Treasury issues was a mere four basis points, with yields at 4.82% and 4.86%, respectively. Thus, any investments in the two-year sector made early in the six-month period would have proved burdensome as short-term interest rates climbed to levels exceeding the yields on those holdings. However, in preparation for higher interest rates, the Fund went into the period with a significant allocation to the variable rate sector. This strategy was beneficial as the coupons on these variable instruments were continually reset at higher rates in conjunction with the rising interest rates.

How did you manage the portfolio during the period?

Throughout the period, our average duration target was consistently in the 55-day to 65-day range, although our portfolio composition varied. As the yield curve shifted and spreads changed, different sectors and asset classes became attractive. We were slightly more cautious early in the fiscal year, when it was apparent that several more interest rate hikes were ahead. Along with variable rate product, we preferred fixed rate instruments in only the six- and nine-month sectors. We believed those areas offered the greatest value from a risk/reward standpoint, enabling us to capture some steepness in the front end of the curve while limiting our interest rate exposure.

Toward the second half of 2005, a lack of floating rate note supply in the market dictated more of a barbelled approach for the Fund. As issuance by the government-sponsored enterprises dropped, spreads on variable rate notes, including corporate and bank names, tightened significantly. Having little interest at those levels, we were then forced to increase our commercial paper and overnight positions until better buying opportunities arose. To maintain the Fund's duration target, the balance of our investments was typically in the 12-month to 15-month sector. We were beginning to favor longer maturities than we had earlier, feeling they offered the greatest potential for capital appreciation. We also saw value in two-year callable issues, believing volatility and swap spreads were at attractive levels and would trend lower once the Fed reached neutral policy. Heading into the fourth quarter, it seemed that higher home heating costs, when combined with already high gasoline prices, would soften consumer demand. If this were to occur, the spread between the federal funds rate and the two-year Treasury yield would likely invert, as the market would anticipate the end of the monetary tightening cycle.


4       CMA MONEY FUND                                  MARCH 31, 2006

How would you characterize the portfolio's position at the close of the period?

In the early part of 2006, the employment data remained firm and inflation seemed well contained. It would seem that the Fed's 15 interest rate hikes over the past two years may eventually hinder consumption, as home equity borrowing and refinancing activity has slowed. However, most recently, we have adopted a slightly more defensive posture, with more than 35% of the portfolio's net assets in overnight investments.

We believe the Fed is clearly poised for another quarter-point move in May, but currently the federal funds futures contracts are pricing in only a 56% chance for an additional move in June. We feel there is a greater risk that the Fed will overshoot, as it often does, and raise the target interest rate too high. If that is the case, there is little value in the very front end of the curve. We have added some one-year fixed rate bank product with yields approaching 5.25%, feeling we are fairly compensated even in the event of two additional interest rate hikes.

As spreads on variable rate notes have reached more attractive levels, we have readdressed those sectors. However, we have focused exclusively on the prime and federal funds indexes, based on our belief that they will outperform the others over the next 12 months. We still believe the spread on the federal funds rate to the two-year Treasury note will invert; however, the timing may be further out than we had originally anticipated. Thus, we will look for the longer sectors to be more fairly priced before we begin to position the Fund for a stable-rate, low-volatility environment, which we expect by the second half of 2006.

The portfolio's composition, as a percent of net assets, at the end of March and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                              3/31/06    9/30/05
--------------------------------------------------------------------------------
Bank Notes ..............................................       1.3%       3.3%
Certificates of Deposit .................................       4.9        4.9
Certificates of Deposit -- European .....................       2.1        3.1
Certificates of Deposit -- Yankee* ......................      19.6       12.7
Commercial Paper ........................................      21.4       33.8
Corporate Notes .........................................      18.6        3.0
Funding Agreements ......................................       6.7        7.4
Master Notes ............................................        --        1.0
Medium-Term Notes .......................................        --       10.2
Promissory Notes ........................................       1.3        0.7
Time Deposits ...........................................       5.2         --
U.S. Government Agency Obligations -- Discount Notes ....        --        0.1
U.S. Government, Agency & Instrumentality
  Obligations -- Non-Discount Notes .....................      12.3       16.4
Repurchase Agreements ...................................       6.2        3.1
Short-Term Securities ...................................       0.2        0.6
Liabilities in Excess of Other Assets ...................        --       (0.3)
Other Assets Less Liabilities ...........................       0.2         --
                                                              ----------------
Total ...................................................     100.0%     100.0%
                                                              ================
*     U.S. branches of foreign banks.

Richard J. Mejzak
Vice President and Portfolio Manager

April 10, 2006


        CMA MONEY FUND                                  MARCH 31, 2006         5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2005 and held through March 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                 Expenses Paid
                                                              Beginning          Ending        During the Period*
                                                            Account Value     Account Value    October 1, 2005 to
                                                           October 1, 2005    March 31, 2006     March 31, 2006
=================================================================================================================
Actual
=================================================================================================================
CMA Money Fund                                                $   1,000          $1,018.30          $    2.77
=================================================================================================================
Hypothetical (5% annual return before expenses)**
=================================================================================================================
CMA Money Fund                                                $   1,000          $1,022.16          $    2.77
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .55%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master trust in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


6       CMA MONEY FUND                                  MARCH 31, 2006

Statement of Assets and Liabilities                               CMA Money Fund

As of March 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Money Trust (the "Trust"), at value
                        (identified cost--$7,945,567,826) ............................                             $  7,938,585,513
                       Prepaid expenses and other assets .............................                                      143,450
                                                                                                                   ----------------
                       Total assets ..................................................                                7,938,728,963
                                                                                                                   ----------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Administrator ..............................................      $      1,491,519
                          Distributor ................................................             1,102,435
                          Other affiliates ...........................................               522,640              3,116,594
                                                                                            ----------------
                       Accrued expenses and other liabilities ........................                                      169,309
                                                                                                                   ----------------
                       Total liabilities .............................................                                    3,285,903
                                                                                                                   ----------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ....................................................                             $  7,935,443,060
                                                                                                                   ================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..................................                             $    794,242,538
                       Paid-in capital in excess of par ..............................                                7,148,182,835
                       Undistributed investment income--net ..........................      $         98,212
                       Accumulated realized capital losses allocated from the
                        Trust--net ...................................................               (98,212)
                       Unrealized depreciation allocated from the Trust--net .........            (6,982,313)
                                                                                            ----------------
                       Total accumulated losses ......................................                                   (6,982,313)
                                                                                                                   ----------------
                       Net Assets--Equivalent to $1.00 per share based on
                        7,942,425,376 shares of beneficial interest outstanding ......                             $  7,935,443,060
                                                                                                                   ================

      See Notes to Financial Statements.


        CMA MONEY FUND                                  MARCH 31, 2006         7

Statement of Operations                                           CMA Money Fund

For the Year Ended March 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Interest from affiliates ......................................                             $         92,941
                       Net investment income allocated from the Trust:
                          Interest and amortization of premium and discount earned ...                                  263,931,988
                          Securities lending--net ....................................                                       27,950
                          Expenses ...................................................                                  (10,659,538)
                                                                                                                   ----------------
                       Total income ..................................................                                  253,393,341
                                                                                                                   ----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Administration fees ...........................................      $     17,868,613
                       Distribution fees .............................................             7,751,510
                       Transfer agent fees ...........................................             3,126,015
                       Registration fees .............................................               588,642
                       Printing and shareholder reports ..............................               191,395
                       Professional fees .............................................                77,568
                       Other .........................................................                23,393
                                                                                            ----------------
                       Total expenses ................................................                                   29,627,136
                                                                                                                   ----------------
                       Investment income--net ........................................                                  223,766,205
                                                                                                                   ----------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Trust--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments--net .............................                                      (95,539)
                       Change in unrealized depreciation on investments--net .........                                       37,601
                                                                                                                   ----------------
                       Total realized and unrealized loss--net .......................                                      (57,938)
                                                                                                                   ----------------
                       Net Increase in Net Assets Resulting from Operations ..........                             $    223,708,267
                                                                                                                   ================

      See Notes to Financial Statements.


8       CMA MONEY FUND                                  MARCH 31, 2006

Statements of Changes in Net Assets                               CMA Money Fund

                                                                                                      For the Year Ended
                                                                                                           March 31,
                                                                                            ---------------------------------------
Increase (Decrease) in Net Assets:                                                                2006                   2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ........................................      $    223,766,205       $    102,968,921
                       Realized gain (loss)--net .....................................               (95,539)               194,925
                       Change in unrealized appreciation/depreciation--net ...........                37,601            (10,103,833)
                                                                                            ---------------------------------------
                       Net increase in net assets resulting from operations ..........           223,708,267             93,060,013
                                                                                            ---------------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ........................................          (223,667,993)          (102,968,921)
                       Realized gain--net ............................................                (2,673)              (194,925)
                                                                                            ---------------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ................................          (223,670,666)          (103,163,846)
                                                                                            ---------------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Net proceeds from sale of shares ..............................        43,407,982,418         49,559,415,127
                       Value of shares issued to shareholders in reinvestment of
                        dividends and distributions ..................................           223,670,082            103,164,151
                                                                                            ---------------------------------------
                       Total shares issued ...........................................        43,631,652,500         49,662,579,278
                       Cost of shares redeemed .......................................       (43,433,358,327)       (52,775,717,969)
                                                                                            ---------------------------------------
                       Net increase (decrease) in net assets derived from
                        beneficial interest transactions .............................           198,294,173         (3,113,138,691)
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets .......................           198,331,774         (3,123,242,524)
                       Beginning of year .............................................         7,737,111,286         10,860,353,810
                                                                                            ---------------------------------------
                       End of year* ..................................................      $  7,935,443,060       $  7,737,111,286
                                                                                            =======================================
                         * Undistributed investment income--net .....................       $         98,212                     --
                                                                                            =======================================

      See Notes to Financial Statements.


        CMA MONEY FUND                                  MARCH 31, 2006         9

Financial Highlights                                              CMA Money Fund

The following per share data and ratios have been                               For the Year Ended March 31,
derived from information provided in the financial      ---------------------------------------------------------------------------
statements.                                                2006            2005             2004           2003+            2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year ............  $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                        ---------------------------------------------------------------------------
       Investment income--net ........................        .0313           .0120           .0063           .0127           .0307
       Realized and unrealized loss--net .............           --*         (.0012)         (.0004)             --*         (.0008)
                                                        ---------------------------------------------------------------------------
       Total from investment operations ..............        .0313           .0108           .0059           .0127           .0299
                                                        ---------------------------------------------------------------------------
       Less dividends and distributions:
          Investment income--net .....................       (.0313)         (.0120)         (.0063)         (.0127)         (.0307)
          Realized gain--net .........................           --*             --*         (.0001)         (.0001)         (.0005)
                                                        ---------------------------------------------------------------------------
       Total dividends and distributions .............       (.0313)         (.0120)         (.0064)         (.0128)         (.0312)
                                                        ---------------------------------------------------------------------------
       Net asset value, end of year ..................  $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                        ===========================================================================
       Total investment return .......................         3.18%           1.21%            .64%           1.29%           3.11%
                                                        ===========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
       Expenses ......................................          .56%**          .58%**          .57%**          .56%**          .55%
                                                        ===========================================================================
       Investment income and realized gain (loss)--net         3.13%**         1.14%**          .68%**         1.30%**         3.14%
                                                        ===========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year (in thousands) ........  $ 7,935,443     $ 7,737,111     $10,860,354     $23,119,353     $27,802,150
                                                        ===========================================================================

*     Amount is less than $(.0001) per share.
** Includes the Fund's share of the Trust's allocated expenses and/or investment income and realized gain (loss)--net.
+ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


10      CMA MONEY FUND                                  MARCH 31, 2006

Notes to Financial Statements                                     CMA Money Fund

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Money Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interests in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2006 was 52.1%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1(a) of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with each Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.


        CMA MONEY FUND                                  MARCH 31, 2006        11

Notes to Financial Statements (concluded)                         CMA Money Fund

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.

3. Transactions in Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2006 and March 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                  3/31/2006           3/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ......................        $223,670,666        $103,161,175
  Net long-term capital gains ..........                  --               2,671
                                                --------------------------------
Total taxable distributions ............        $223,670,666        $103,163,846
                                                ================================

As of March 31, 2006, the components of accumulated losses on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary income--net .......................         $   145,858
Undistributed long-term capital gains--net ...............                  --
                                                                   -----------
Total undistributed earnings--net ........................             145,858
Capital loss carryforward ................................                  --
Unrealized losses--net ...................................          (7,128,171)*
                                                                   -----------
Total accumulated losses--net ............................         $(6,982,313)
                                                                   ===========

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.

Report of Independent Registered Public Accounting Firm           CMA Money Fund

To the Shareholders and Board of Trustees of CMA Money Fund:

We have audited the accompanying statement of assets and liabilities of CMA Money Fund as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor are we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Money Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 22, 2006


12      CMA MONEY FUND                                  MARCH 31, 2006

Schedule of Investments                     Master Money Trust    (in Thousands)

                                        Face          Interest       Maturity
Issue                                  Amount           Rate*          Date           Value
==============================================================================================
Bank Notes--1.3%
==============================================================================================
HSBC Finance, Inc.                    $101,000        4.92 (a)%     12/14/2006     $   101,071
----------------------------------------------------------------------------------------------
LaSalle National                       100,000        4.00           4/24/2006          99,948
Bank
----------------------------------------------------------------------------------------------
Total Bank Notes (Cost--$201,043) ...............................................      201,019
==============================================================================================
Certificates of Deposit--4.9%
==============================================================================================
Wells Fargo                            500,000        4.80 (a)      12/18/2006         500,000
Bank, NA                               220,000        4.80 (a)       3/09/2007         220,000
                                        20,000        4.80 (a)       3/16/2007          20,000
----------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$740,000) ..................................      740,000
==============================================================================================
Certificates of Deposit--European--2.1%
==============================================================================================
BNP Paribas,                           200,000        5.20           3/30/2007         200,010
London
----------------------------------------------------------------------------------------------
Barclays Bank Plc,                     125,000        3.805          6/20/2006         124,667
London
----------------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$325,010) ................................................................      324,677
==============================================================================================
Certificates of Deposit--Yankee--19.6%
==============================================================================================
ABN AMRO Bank                          248,000        4.607 (a)     12/07/2006         247,975
NV, NY
----------------------------------------------------------------------------------------------
BNP Paribas, NY                        130,000        4.69 (a)       6/19/2006         129,994
----------------------------------------------------------------------------------------------
Banco Bilbao                           200,000        4.465 (a)     10/02/2006         199,948
Vizcaya Argentaria
SA, NY
----------------------------------------------------------------------------------------------
Barclays Bank Plc,                     150,000        4.78 (a)      11/03/2006         150,000
NY                                     325,000        4.736 (a)     12/22/2006         324,959
----------------------------------------------------------------------------------------------
Calyon, NY                             300,000        4.797 (a)      3/12/2007         299,993
----------------------------------------------------------------------------------------------
Canadian Imperial                       98,000        4.761 (a)      9/29/2006          97,992
Bank of                                180,000        4.828 (a)      4/16/2007         180,000
Commerce, NY
----------------------------------------------------------------------------------------------
Fortis Bank, NY                         93,500        3.95           4/20/2006          93,461
                                        66,500        3.97           8/11/2006          66,218
----------------------------------------------------------------------------------------------
HBOS Treasury                           40,000        4.48 (a)      10/06/2006          39,994
Services Plc, NY
----------------------------------------------------------------------------------------------
Nordea North                           160,000        4.762 (a)     10/31/2006         159,976
America, Inc., NY
----------------------------------------------------------------------------------------------
Royal Bank of                          100,000        3.91           9/06/2006          99,459
Canada, NY                             100,000        4.805 (a)     11/13/2006         100,003
                                       102,000        4.865 (a)     12/22/2006         101,985
----------------------------------------------------------------------------------------------
Royal Bank of                           67,000        4.58 (a)       4/05/2006          67,000
Scotland, NY                            87,000        4.60 (a)      10/04/2006          86,992
                                       295,000        4.695 (a)     11/16/2006         294,982
----------------------------------------------------------------------------------------------
Toronto-Dominion                        98,000        3.825          6/26/2006          97,723
Bank, NY                                40,000        3.95           7/24/2006          39,857
                                       100,000        5.24           4/04/2007         100,005
----------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$2,979,799) ..............................................................    2,978,516
==============================================================================================
Commercial Paper--21.4%
==============================================================================================
Amstel Funding                         213,902        4.77           4/28/2006         213,108
Corp.
----------------------------------------------------------------------------------------------
Amsterdam                              300,000        4.64           4/12/2006         299,536
Funding Corp.
----------------------------------------------------------------------------------------------
Compass                                175,000        4.74           4/24/2006         174,447
Securitization, LLC
----------------------------------------------------------------------------------------------
Edison Asset                           166,860        4.60           4/05/2006         166,753
Securitization, LLC
----------------------------------------------------------------------------------------------
Greyhawk                                71,250        4.64           4/11/2006          71,149
Funding, LLC                           159,500        4.76           4/25/2006         158,973
                                       100,000        4.78           5/02/2006          99,575
----------------------------------------------------------------------------------------------
Jupiter                                207,216        4.66           4/13/2006         206,867
Securitization Corp.
----------------------------------------------------------------------------------------------
Lehman Brothers                        171,000        4.79 (a)       9/01/2006         171,000
Holdings, Inc.
----------------------------------------------------------------------------------------------
Morgan Stanley                          76,000        4.82 (a)      11/17/2006          76,000
                                        41,300        4.82 (a)      12/01/2006          41,300
----------------------------------------------------------------------------------------------
Newport Funding                         80,000        4.76           5/04/2006          79,640
Corp.
----------------------------------------------------------------------------------------------
Old Line                                59,739        4.74           4/21/2006          59,574
Funding, LLC
----------------------------------------------------------------------------------------------
Park Avenue                             25,000        4.75           4/24/2006          24,921
Receivables Co., LLC
----------------------------------------------------------------------------------------------
Preferred                              101,411        4.66           4/13/2006         101,240
Receivables
Funding Corp.
----------------------------------------------------------------------------------------------
Skandinaviska                          142,000        4.77 (a)       1/23/2007         142,000
Enskilda Banken AB
----------------------------------------------------------------------------------------------
Sheffield                              201,700        4.66           4/12/2006         201,387
Receivables Corp.                      100,000        4.66           4/13/2006          99,832
----------------------------------------------------------------------------------------------
Solitaire Funding,                     100,000        4.61           4/21/2006          99,722
LLC
----------------------------------------------------------------------------------------------
Surrey Funding                          50,000        4.77           5/02/2006          49,788
Corp.
----------------------------------------------------------------------------------------------
UBS Finance                            450,000        4.83           4/03/2006         449,819
Delaware, Inc.
----------------------------------------------------------------------------------------------
Windmill Funding                       278,000        4.64           4/12/2006         277,570
Corp.
----------------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$3,264,201) .......................................    3,264,201
==============================================================================================
Corporate Notes--18.6%
==============================================================================================
ASIF Global                             54,000        4.81 (a)       4/23/2007          54,000
Financing
----------------------------------------------------------------------------------------------
American Honda                          70,000        4.80 (a)      12/06/2006          70,000
Finance Corp.
----------------------------------------------------------------------------------------------
Bank of Ireland                         43,300        4.746 (a)      4/20/2007          43,300
----------------------------------------------------------------------------------------------
Beta Finance Inc.                      158,000        4.81 (a)      11/27/2006         157,995
                                       217,000        4.798 (a)      3/20/2007         216,990
----------------------------------------------------------------------------------------------
CC (USA) Inc.                          145,000        4.775 (a)      2/20/2007         145,000
(Centauri)                             150,000        4.798 (a)      3/15/2007         149,993
----------------------------------------------------------------------------------------------
Dorada Finance Inc.                     75,000        4.699 (a)     11/15/2006          74,995
----------------------------------------------------------------------------------------------
General Electric                       163,605        4.853 (a)      4/17/2007         163,605
Capital Corp.
----------------------------------------------------------------------------------------------
Goldman Sachs                          202,600        4.769 (a)      4/13/2007         202,600
Group, Inc.
----------------------------------------------------------------------------------------------
HSBC Finance, Inc.                     109,000        4.865 (a)     10/19/2006         109,057
                                        47,000        4.69 (a)      10/27/2006          47,017
----------------------------------------------------------------------------------------------
JPMorgan                               139,000        4.64 (a)       5/16/2006         139,000
Securities Inc.
----------------------------------------------------------------------------------------------
MetLife Funding,                        50,500        4.809 (a)      4/16/2007          50,500
Inc.
----------------------------------------------------------------------------------------------


        CMA MONEY FUND                                  MARCH 31, 2006        13

Schedule of Investments (continued)         Master Money Trust    (in Thousands)

                                        Face          Interest       Maturity
Issue                                  Amount           Rate*          Date           Value
==============================================================================================
Corporate Notes (concluded)
==============================================================================================
Mound                                 $100,000        4.65 (a)%     11/08/2006     $   100,000
Financing Plc
----------------------------------------------------------------------------------------------
Newcastle                               40,000        4.839 (a)      9/25/2006          40,000
CDO III, Ltd.                           60,000        4.839 (a)      3/24/2007          60,000
----------------------------------------------------------------------------------------------
Northern Rock Plc                       91,000        4.94 (a)       4/09/2007          91,000
----------------------------------------------------------------------------------------------
Permanent                              114,000        4.658 (a)      6/12/2006         114,000
Financing (No. 8) Plc
----------------------------------------------------------------------------------------------
Permanent                              120,000        4.72 (a)       3/10/2007         120,000
Financing (No. 9) Plc
----------------------------------------------------------------------------------------------
Restructured Asset                      60,000        4.84 (a)       5/02/2006          60,000
Securities with
Enhanced Returns,
Series 1998-MM-7-1
Trust
----------------------------------------------------------------------------------------------
Sigma Finance                          261,000        4.725 (a)     10/25/2006         260,985
Corp.
----------------------------------------------------------------------------------------------
Stanfield Victoria                      32,000        4.80 (a)       5/10/2006          31,999
Finance Ltd.                            55,500        4.82 (a)       5/15/2006          55,499
                                        75,000        4.11           8/01/2006          74,638
----------------------------------------------------------------------------------------------
Toyota Motor                            50,000        4.57 (a)      10/03/2006          50,000
Credit Corp.                           100,000        4.57 (a)      11/03/2006         100,000
----------------------------------------------------------------------------------------------
Westpac Banking                         44,000        4.90 (a)       4/11/2007          44,000
Corp.
----------------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$2,826,530) ........................................    2,826,173
==============================================================================================
Funding Agreements--6.7%
==============================================================================================
General Electric                        50,000        4.72 (a)      11/01/2006          50,000
Capital Assurance                      150,000        4.72 (a)      12/01/2006         150,000
Co. (e)
----------------------------------------------------------------------------------------------
ING USA Annuity                         50,000        4.846 (a)      8/18/2006          50,000
and Life Insurance
Co. (e)
----------------------------------------------------------------------------------------------
Jackson National                        15,000        4.71 (a)       5/01/2006          15,000
Life Insurance Co. (e)
----------------------------------------------------------------------------------------------
Metropolitan Life                      165,000        4.73 (a)       4/03/2006         165,000
Insurance Co. (e)                      100,000        4.71 (a)       2/01/2007         100,000
----------------------------------------------------------------------------------------------
Monumental Life                        145,000        4.775 (a)     11/16/2006         145,000
Insurance Co. (e)
----------------------------------------------------------------------------------------------
New York Life                          226,000        4.888 (a)      5/26/2006         226,000
Insurance Co. (e)
----------------------------------------------------------------------------------------------
The Travelers                           25,000        4.69 (a)       5/01/2006          25,000
Insurance Co. (e)                       25,000        4.68 (a)       9/15/2006          25,000
                                        70,000        4.68 (a)       3/01/2007          70,000
----------------------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,021,000) .....................................    1,021,000
==============================================================================================
Promissory Notes--1.3%
==============================================================================================
Goldman Sachs                          200,000        4.86 (a)      10/10/2006         200,000
Group, Inc.
----------------------------------------------------------------------------------------------
Total Promissory Notes (Cost--$200,000) .........................................      200,000
==============================================================================================
Time Deposits--5.2%
==============================================================================================
Citibank NA                             95,386        4.844          4/03/2006          95,386
Nassau Branch
----------------------------------------------------------------------------------------------
Rabobank                               700,000        4.84           4/03/2006         700,000
Nederland NV CA
----------------------------------------------------------------------------------------------
Total Time Deposits (Cost--$795,386) ............................................      795,386
==============================================================================================
U.S. Government, Agency & Instrumentality Obligations--Non-Discount--12.3%
==============================================================================================
Fannie Mae                              23,000        2.375          5/04/2006          22,951
                                        25,000        4.00           6/29/2007          24,646
                                       225,000        4.875          1/11/2008         223,820
----------------------------------------------------------------------------------------------
Federal Farm                           136,000        4.73 (a)      10/19/2006         135,985
Credit Banks                            68,000        4.74 (a)       4/13/2007          67,993
                                       102,000        4.50 (a)      10/05/2007         101,985
                                        35,000        4.75 (a)      10/26/2007          34,999
----------------------------------------------------------------------------------------------
Federal Home                            85,000        2.25           5/15/2006          84,720
Loan Bank System                        11,955        3.77           8/25/2006          11,722
                                        65,000        3.125 (a)      9/15/2006          64,443
                                        49,500        2.75          11/15/2006          48,786
                                        49,500        3.25          11/29/2006          48,902
                                        25,000        3.75          11/30/2006          24,777
                                        59,235        3.375         12/15/2006          58,554
                                       165,000        3.80          12/29/2006         163,407
                                        54,000        3.45           1/10/2007          53,317
                                        50,500        4.00           6/13/2007          49,804
                                        50,000        4.15           7/05/2007          49,405
                                        33,750        4.25           9/14/2007          33,348
                                        37,250        4.50          12/14/2007          36,880
                                        30,000        4.625          2/01/2008          29,760
----------------------------------------------------------------------------------------------
Freddie Mac                             27,600        2.55           5/10/2006          27,532
                                        74,500        3.00          11/09/2006          73,460
                                        30,000        3.75          11/15/2006          29,750
                                        15,400        4.125          4/12/2007          15,245
                                        50,000        4.45           9/28/2007          49,533
                                        25,000        4.625         10/05/2007          24,827
                                       100,000        4.705         10/11/2007          99,415
                                       100,000        4.725         10/19/2007          99,437
----------------------------------------------------------------------------------------------
U.S. Treasury Notes                     50,000        2.50          10/31/2006          49,334
                                        33,000        4.375 (d)     12/31/2007          32,737
----------------------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$1,882,744) ....................................    1,871,474
==============================================================================================

Face
Amount                               Issue
==============================================================================================
Repurchase Agreements--6.2%
==============================================================================================
$400,000                Barclays Capital Inc., purchased on 3/31/2006 to yield
                        4.78% to 4/03/2006, repurchase price of $400,159,
                        collateralized by FNMA, 3.125% to 5% due 7/15/2006
                        to 7/25/2008, FNMA Discount Note, due 7/26/2006, and
                        Federal Home Loan Bank System, 4.5% to 4.875% due
                        8/08/2008 to 3/12/2010                                     $   400,000
----------------------------------------------------------------------------------------------


14      CMA MONEY FUND                                  MARCH 31, 2006

Schedule of Investments (concluded)         Master Money Trust    (in Thousands)

Face
Amount                               Issue                                            Value
==============================================================================================
Repurchase Agreements (concluded)
==============================================================================================
$550,000                UBS Securities LLC, purchased on 3/31/2006 to yield
                        4.81% to 4/03/2006, repurchase price of $550,220,
                        collateralized by Freddie Mac, 2.75% to 6.875% due
                        3/15/2008 to 1/18/2011 and Resolution Funding Corp.
                        STRIPS***, due 10/15/2012 to 1/15/2019                     $   550,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$950,000) ................................................................      950,000
==============================================================================================

Beneficial
Interest
==============================================================================================
Short-Term Securities--0.2%
==============================================================================================
  29,959                Merrill Lynch Liquidity Series, LLC
                        Money Market Series, 4.75% (b)(c)(f)                            29,959
----------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$29,959) .....................................       29,959
----------------------------------------------------------------------------------------------
Total Investments
(Cost--$15,215,672**)--99.8% ....................................................   15,202,405

Other Assets Less Liabilities--0.2% .............................................       32,007
                                                                                   -----------
Net Assets--100.0% ..............................................................  $15,234,412
                                                                                   ===========

* Commercial Paper and certain U.S. Government, Agency and Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at March 31, 2006.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...............................               $ 15,215,832
                                                                   ============
      Gross unrealized appreciation ................               $         32
      Gross unrealized depreciation ................                    (13,459)
                                                                   ------------
      Net unrealized depreciation ..................               $    (13,427)
                                                                   ============

***   Separately Traded Registered Interest and Principal of Securities.
(a)   Floating rate note.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------
      Affiliate                                                       Net Activity   Interest Income
      ----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money Market Series           $29,959         $    57
      ----------------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.
(e) Restricted securities as to resale, representing 6.7% of net assets were as follows:

      ------------------------------------------------------------------------------------------------------------------------
      Issue                                                                     Acquisition Date       Cost            Value
      ------------------------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co.:
         4.72% due 11/01/2006                                                     11/01/2005       $   50,000       $   50,000
         4.72% due 12/01/2006                                                     11/30/2005          150,000          150,000
      ING USA Annuity and Life Insurance Co., 4.846% due 8/18/2006                 7/18/2005           50,000           50,000
      Jackson National Life Insurance Co., 4.71% due 5/01/2006                     5/02/2005           15,000           15,000
      Metropolitan Life Insurance Co.:
         4.73% due 4/03/2006                                                       4/01/2005          165,000          165,000
         4.71% due 2/01/2007                                                       2/01/2006          100,000          100,000
      Monumental Life Insurance Co., 4.775% due 11/16/2006                        11/18/2005          145,000          145,000
      New York Life Insurance Co., 4.888% due 5/26/2006                            5/27/2005          226,000          226,000
      The Travelers Insurance Co.:
         4.69% due 5/01/2006                                                       5/02/2005           25,000           25,000
         4.68% due 9/15/2006                                                       9/16/2005           25,000           25,000
         4.68% due 3/01/2007                                                       2/28/2006           70,000           70,000
      ------------------------------------------------------------------------------------------------------------------------
      Total                                                                                        $1,021,000       $1,021,000
                                                                                                   ==========       ==========

(f)   Represents the current yield as of March 31, 2006.

      See Notes to Financial Statements.


        CMA MONEY FUND                                  MARCH 31, 2006        15

Statement of Assets and Liabilities                           Master Money Trust

As of March 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $29,066,479)
                        (identified cost--$15,185,713,153) .............................                          $  15,172,445,722
                       Investments in affiliated securities, at value
                        (identified cost--$29,959,250) .................................                                 29,959,250
                       Cash ............................................................                                        597
                       Receivables:
                          Interest .....................................................    $      64,412,823
                          Securities lending ...........................................                6,716            64,419,539
                                                                                            -----------------
                       Prepaid expenses ................................................                                     60,216
                                                                                                                  -----------------
                       Total assets ....................................................                             15,266,885,324
                                                                                                                  -----------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .......................                                 29,959,250
                       Payables:
                          Investment adviser ...........................................            1,532,105
                          Withdrawals ..................................................              147,991
                          Other affiliates .............................................              147,540             1,827,636
                                                                                            -----------------
                       Accrued expenses ................................................                                    686,535
                                                                                                                  -----------------
                       Total liabilities ...............................................                                 32,473,421
                                                                                                                  -----------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ......................................................                          $  15,234,411,903
                                                                                                                  =================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ..............................................                          $  15,247,679,334
                       Unrealized depreciation--net ....................................                                (13,267,431)
                                                                                                                  -----------------
                       Net Assets ......................................................                          $  15,234,411,903
                                                                                                                  =================

      See Notes to Financial Statements.


16      CMA MONEY FUND                                  MARCH 31, 2006

Statement of Operations                                       Master Money Trust

For the Year Ended March 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned ........                          $     543,146,668
                       Securities lending--net .........................................                                     57,224
                                                                                                                  -----------------
                       Total income ....................................................                                543,203,892
                                                                                                                  -----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ........................................    $      19,257,521
                       Accounting services .............................................            1,822,518
                       Custodian fees ..................................................              350,360
                       Professional fees ...............................................              134,269
                       Trustees' fees and expenses .....................................              110,594
                       Pricing fees ....................................................               47,955
                       Printing and shareholder reports ................................                3,718
                       Other ...........................................................              209,325
                                                                                            -----------------
                       Total expenses ..................................................                                 21,936,260
                                                                                                                  -----------------
                       Investment income--net ..........................................                                521,267,632
                                                                                                                  -----------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments--net ...............................                                   (196,097)
                       Change in unrealized depreciation on investments--net ...........                                    (38,335)
                                                                                                                  -----------------
                       Total realized and unrealized loss--net .........................                                   (234,432)
                                                                                                                  -----------------
                       Net Increase in Net Assets Resulting from Operations ............                          $     521,033,200
                                                                                                                  =================

      See Notes to Financial Statements.


        CMA MONEY FUND                                  MARCH 31, 2006        17

Statements of Changes in Net Assets                           Master Money Trust

                                                                                                      For the Year Ended
                                                                                                           March 31,
                                                                                            ---------------------------------------
Increase (Decrease) in Net Assets:                                                                 2006                 2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..........................................    $     521,267,632     $     275,675,984
                       Realized gain (loss)--net .......................................             (196,097)              350,251
                       Change in unrealized appreciation/depreciation--net .............              (38,335)          (19,014,309)
                                                                                            ---------------------------------------
                       Net increase in net assets resulting from operations ............          521,033,200           257,011,926
                                                                                            ---------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .....................................      123,778,818,394       128,134,342,599
                       Fair value of withdrawals .......................................     (124,494,343,825)     (132,249,310,652)
                                                                                            ---------------------------------------
                       Net decrease in net assets derived from capital transactions ....         (715,525,431)       (4,114,968,053)
                                                                                            ---------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ....................................         (194,492,231)       (3,857,956,127)
                       Beginning of year ...............................................       15,428,904,134        19,286,860,261
                                                                                            ---------------------------------------
                       End of year .....................................................    $  15,234,411,903     $  15,428,904,134
                                                                                            =======================================

      See Notes to Financial Statements.

Financial Highlights                                          Master Money Trust

                                                                                    For the Year Ended              For the Period
                                                                                         March 31,                February 13, 2003+
The following per share data and ratios have been derived                 ---------------------------------------    to March 31,
from information provided in the financial statements.                       2006           2005           2004           2003
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
                       Total investment return .......................           3.59%          1.64%          1.06%           .90%*
                                                                          ==========================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses ......................................            .15%           .15%           .15%           .21%*
                                                                          ==========================================================
                       Investment income and realized gain (loss)--net           3.54%          1.60%          1.08%          1.25%*
                                                                          ==========================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ......    $15,234,412    $15,428,904    $19,286,860    $23,129,013
                                                                          ==========================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


18      CMA MONEY FUND                                  MARCH 31, 2006

Notes to Financial Statements                                 Master Money Trust

1. Significant Accounting Policies:

Master Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market value quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.


        CMA MONEY FUND                                  MARCH 31, 2006        19

Notes to Financial Statements (concluded)                     Master Money Trust

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of FAM. For the year ended March 31, 2006, MLIM, LLC received $25,045 in securities lending agent fees.

For the year ended March 31, 2006, the Trust reimbursed FAM $335,557 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML & Co., MLIM, and/or MLIM, LLC.

In February 2006, ML & Co. and BlackRock, Inc. entered into an agreement to contribute ML & Co.'s investment management business, including FAM, to the investment management business of BlackRock, Inc. The transaction is expected to close in the third quarter of 2006.


20      CMA MONEY FUND                                  MARCH 31, 2006

Report of Independent Registered Public Accounting Firm       Master Money Trust

To the Investors and Board of Trustees of Master Money Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Money Trust as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Money Trust as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey

May 22, 2006


        CMA MONEY FUND                                  MARCH 31, 2006        21

Officers and Trustees

                                                                                                    Number of
                                                                                                    Portfolios in   Other Public
                           Position(s)  Length of                                                   Fund Complex    Directorships
                           Held with    Time                                                        Overseen by     Held by
Name        Address & Age  Fund/Trust   Served     Principal Occupation(s) During Past 5 Years      Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to    President of the MLIM/FAM-advised funds since    131 Funds       None
Doll, Jr.*  Princeton, NJ  and          present    2005; President of MLIM and FAM since 2001;      177 Portfolios
            08543-9011     Trustee                 Co-Head (Americas Region) thereof from 2000 to
            Age: 51                                2001 and Senior Vice President from 1999 to
                                                   2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services") since
                                                   2001; President of Princeton Administrators,
                                                   L.P. ("Princeton Administrators") since 2001;
                                                   Chief Investment Officer of Oppenheimer-
                                                   Funds, Inc. in 1999 and Executive Vice
                                                   President thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  MLIM or FAM acts as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company
                  Act, of the Fund based on his positions with MLIM, FAM, Princeton Services and Princeton Administrators. Trustees
                  serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As
                  Fund/Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Trustee      1981/2002  Professor Emeritus of Finance, School of         49 Funds        None
Forbes**    Princeton, NJ               to         Business, State University of New York at        50 Portfolios
            08543-9095                  present    Albany since 2000 and Professor thereof from
            Age: 65                                1989 to 2000; International Consultant, Urban
                                                   Institute, Washington, D.C. from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Trustee      1994/2002  Professor, Harvard Business School since 1989;   49 Funds        Newell
Montgomery  Princeton, NJ               to         Associate Professor, J.L. Kellogg Graduate       50 Portfolios   Rubbermaid,
            08543-9095                  present    School of Management, Northwestern University                    Inc.
            Age: 53                                from 1985 to 1989; Associate Professor,                          (manufacturing)
                                                   Graduate School of Business Administration,
                                                   University of Michigan from 1979 to 1985;
                                                   Director, Harvard Business School Publishing
                                                   since 2005; Director, McLean Hospital since
                                                   2005.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo  P.O. Box 9095  Trustee      2004 to    Self-employed consultant since 2001; Counsel of  49 Funds        None
Reid        Princeton, NJ               present    Alliance Capital Management (investment          50 Portfolios
            08543-9095                             adviser) in 2000; General Counsel, Director and
            Age: 60                                Secretary of Sanford C. Bernstein & Co., Inc.
                                                   (investment adviser/broker-dealer) from 1997 to
                                                   2000; Secretary, Sanford C. Bernstein Fund,
                                                   Inc. from 1994 to 2000; Director and Secretary
                                                   of SCB, Inc. since 1998; Director and Secretary
                                                   of SCB Partners, Inc. since 2000; and Director
                                                   of Covenant House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Trustee      2000/2002  President, Middle East Institute from 1995 to    49 Funds        None
Suddarth    Princeton, NJ               to         2001; Foreign Service Officer, United States     50 Portfolios
            08543-9095                  present    Foreign Service, from 1961 to 1995 and Career
            Age: 70                                Minister from 1989 to 1995; Deputy Inspector
                                                   General, U.S. Department of State, from 1991 to
                                                   1994; U.S. Ambassador to the Hashemite Kingdom
                                                   of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Trustee      1979/2002  Professor of Finance from 1984 to 1995, Dean     49 Funds        Bowne & Co.,
West        Princeton, NJ               to         from 1984 to 1993 and since 1995 Dean Emeritus   50 Portfolios   Inc. (financial
            08543-9095                  present    of New York University's Leonard N. Stern                        printers);
            Age: 68                                School of Business Administration.                               Vornado Realty
                                                                                                                    Trust (real
                                                                                                                    estate company);
                                                                                                                    Alexander's,
                                                                                                                    Inc. (real
                                                                                                                    estate company)


22      CMA MONEY FUND                                  MARCH 31, 2006

Officers and Trustees (concluded)

                                                                                                    Number of
                                                                                                    Portfolios in   Other Public
                           Position(s)  Length of                                                   Fund Complex    Directorships
                           Held with    Time                                                        Overseen by     Held by
Name        Address & Age  Fund/Trust   Served     Principal Occupation(s) During Past 5 Years      Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Edward D.   P.O. Box 9095  Trustee      2000/2002  Self-employed financial consultant since 1994;   49 Funds        None
Zinbarg     Princeton, NJ               to         Executive Vice President of the Prudential       50 Portfolios
            08543-9095                  present    Insurance Company of America from 1988 to 1994;
            Age: 71                                Former Director of Prudential Reinsurance
                                                   Company and former Trustee of the Prudential
                                                   Foundation.
            ------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Trustees and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993/2002  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
Burke       Princeton, NJ  President    to         1999; Senior Vice President and Treasurer of Princeton Services since 1999 and
            08543-9011     and          present    Director since 2004; Vice President of FAM Distributors, Inc. ("FAMD") since
            Age: 45        Treasurer    and 1999   1999 and Director since Vice President of MLIM and FAM from 1990 to 1997;
                                        to         Director of Taxation of MLIM from 1990 to 2001; Vice President, Treasurer and
                                        present    Secretary of the IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Richard J.  P.O. Box 9011  Vice         2001/2002  Director of MLIM since 2000; Vice President of MLIM from 1995 to 2000.
Mejzak      Princeton, NJ  President    to
            08543-9011                  present
            Age: 37
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to    Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President
Hiller      Princeton, NJ  Compliance   present    and Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief
            08543-9011     Officer                 Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
            Age: 54                                Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
                                                   Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                   Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                   Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the
                                                   Commission's Securities and Exchange Division of Enforcement in Washington, D.C.
                                                   from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999
Pellegrino  Princeton, NJ               present    to 2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD
            08543-9011                             and Princeton since 2004.
            Age: 46
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.
            ------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-637-3863.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*
*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        CMA MONEY FUND                                  MARCH 31, 2006        23

[LOGO] Merrill Lynch  Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011

                                                                  #11213 -- 3/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

         CMA Money Fund

         (a) Audit Fees -            Fiscal Year Ending March 31, 2006 - $6,600
                                     Fiscal Year Ending March 31, 2005 - $6,500

         (b) Audit-Related Fees -    Fiscal Year Ending March 31, 2006 - $0
                                     Fiscal Year Ending March 31, 2005 - $0

         (c) Tax Fees -              Fiscal Year Ending March 31, 2006 - $6,000
                                     Fiscal Year Ending March 31, 2005 - $6,300

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -        Fiscal Year Ending March 31, 2006 - $0
                                     Fiscal Year Ending March 31, 2005 - $0

         Master Money Trust

         (a) Audit Fees -            Fiscal Year Ending March 31, 2006 - $41,600
                                     Fiscal Year Ending March 31, 2005 - $41,000

         (b) Audit-Related Fees -    Fiscal Year Ending March 31, 2006 - $0
                                     Fiscal Year Ending March 31, 2005 - $0

         (c) Tax Fees -              Fiscal Year Ending March 31, 2006 - $9,200
                                     Fiscal Year Ending March 31, 2005 - $8,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -        Fiscal Year Ending March 31, 2006 - $0
                                     Fiscal Year Ending March 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending March 31, 2006 - $3,754,550
             Fiscal Year Ending March 31, 2005 - $10,018,400

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Money Fund and Master Money Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    CMA Money Fund and Master Money Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Money Fund and Master Money Trust

Date: May 22, 2006